As filed with the Securities and Exchange Commission on August 15, 2000
                                              File Nos. ________ and __________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                  Pre-Effective Amendment No.______                        [ ]
                  Post-Effective Amendment No.______                       [ ]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                  Amendment No._______

                           EVEREST SERIES FUNDS TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                               5711 S. 86th Circle
                              Omaha, Nebraska 68127
               (Address of Principal Executive Offices) (Zip Code)

                                 (402) 593-4513
              (Registrant's Telephone Numbers, Including Area Code)

                                   Vinod Gupta
                               5711 S. 86th Circle
                              Omaha, Nebraska 68127
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Elaine Richards, Esq.
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

         It is proposed that this filing will become effective (check appropriate box):

[   ]             immediately upon filing pursuant to paragraph (b).
[   ]             on (date) pursuant to paragraph (b).
[   ]             60 days after filing pursuant to paragraph (a)(1).
[   ]             on (date) pursuant to paragraph (a)(1).
[   ]             75 days after filing pursuant to paragraph (a)(2).
[   ]             on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.



The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. We may not sell these securities until that registration statement becomes effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                   PROSPECTUS

                            __________________, 2000

                  Subject to completion, dated August 14, 2000

                               EVEREST INDEX3 FUND
                   A Series of the Everest Series Funds Trust

         The Everest Index3 Fund seeks to match or exceed the investment return of the overall stock market by investing in exchange traded index shares designed to closely track the price and yield performance of Standard & Poor's 500(R) Index, the Dow Jones Industrial AverageSM and the Nasdaq-100 Index(R).

         NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ---------------------
                                TABLE OF CONTENTS
                              ---------------------


FUND RISK/RETURN SUMMARY.......................................................1

INVESTMENT OBJECTIVES..........................................................3

PRINCIPAL INVESTMENT STRATEGIES................................................3

INVESTMENT RISKS...............................................................4

INVESTMENT ADVISOR.............................................................5

VALUING FUND SHARES--NET ASSET VALUE...........................................6

PURCHASING FUND SHARES.........................................................7

SELLING (REDEEMING) FUND SHARES................................................8

DISTRIBUTIONS.................................................................10

TAXATION OF THE FUND AND ITS SHAREHOLDERS.....................................11

FINANCIAL HIGHLIGHTS..........................................................11

GENERAL INFORMATION...........................................................11



Standard & Poor's 500(R) Index and Standard & Poor's Depositary Receipts(R) are registered trademarks of McGraw Hill Companies, Inc. Dow Jones Industrial AverageSM and the DiamondsSM Trust, Series 1 are service marks of Dow Jones & Company, Inc. Nasdaq-100 Index(R) is a registered trademark, and Nasdaq-100 TrustSM is a service mark of Nasdaq. Neither Everest Series Funds Trust nor Everest Index3 Fund is sponsored, endorsed, sold or promoted by McGraw Hill Companies, Inc., Dow Jones & Company, Inc. or Nasdaq.


FUND RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

         Everest Index3 Fund (the "Fund") seeks to match or exceed the investment return of the overall stock market by investing in exchange traded index shares designed to closely track the price and yield performance of Standard & Poor's 500(R) Index, the Dow Jones Industrial AverageSM and the Nasdaq-100 Index(R).

PRINCIPAL INVESTMENT STRATEGIES

         The principal investment strategies of Everest Funds Management, LLC, the investment advisor of the Fund, include:

o Using an asset allocation strategy designed to obtain a broadly diversified, index-based investment.

o Investing Fund assets in exchange traded index shares that track the performance of the Dow Jones Industrial AverageSM, Standard & Poor's 500(R) Index and the Nasdaq-100(R) Index. The Fund will invest at least 20% of its assets in shares of each of the three indexes and not more than 60% of the assets in shares representing any one index.

PRINCIPAL INVESTMENT RISKS

         By investing in the Fund, you are subject to several investment risks. The principal risks include the following:

o You can lose money on your investment.

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different segments of the market can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o The value of an individual index can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

                         BAR CHART AND PERFORMANCE TABLE

         Because the Fund has no operating history, there is no performance information available for the Fund at this time.

                                    FEE TABLE

         The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The annual Fund operating expenses are based on estimated expenses.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) on Purchases                               None
 (AS A PERCENTAGE OF OFFERING PRICE)
 Maximum Deferred Sales Charge (Load) on Redemptions                    None
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends            None
 (AS A PERCENTAGE OF OFFERING PRICE)
 Redemption Fee or Shares                                               0.50%(1)
 (AS A PERCENTAGE OF AMOUNT REDEEMED)
Maximum Account Fee                                                     None(2)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees                                                        0.50%
 Distribution and/or Service (12b-1) Fees                               None
 Other Expenses(3)                                                      1.86%
                                                                   -------------
 Total Annual Fund Operating Expenses                                   2.36%
             Less Expense Reimbursement                                -1.86%(4)
                                                                   -------------
 Net Annual Fund Operating Expense                                      0.50%
                                                                   =============

(1) The Fund charges a redemption fee of 0.50% on shares of the Fund that you have held for less than 90 days.
(2) IRA accounts are charged a maximum account fee of $12.50 per year.
(3) Other expenses are based on estimates for the current fiscal year and include, among other things, the fees, if any, the Fund is charged when it invests in exchange traded index shares.
(4) Pursuant to the investment advisor agreement between the Fund and Everest Funds Management, LLC, the investment advisor of the Fund, the investment advisor will reimburse the Fund all other expenses above management fees of the Fund's average annual net assets.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and the fee is the same whether or not you redeem all of your shares of the Fund at the end of those periods. (As mentioned above, if you redeem shares within 90 days of the time you purchased the shares, you will be charged a redemption fee on the shares you redeem.) The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 Year        3 Years
                            ------------ ------------
                                $51           $160
                            ------------ ------------

INVESTMENT OBJECTIVES

         The objective of the Fund is to match or exceed the investment return of the overall stock market by investing in exchange traded index shares designed to closely track the price and yield performance of Standard & Poor's 500(R) Index, the Dow Jones Industrial AverageSM and the Nasdaq-100 Index(R).

PRINCIPAL INVESTMENT STRATEGIES

         Everest Funds Management, LLC, the investment advisor of the Fund, (the "investment advisor") invests the assets of the Fund using an asset allocation strategy designed to obtain a broadly diversified, index-based investment.

         The investment advisor will allocate assets of the Fund among exchange traded index shares that are unaffiliated with the Fund according to the following target asset allocation: (a) between 20% and 60% in exchange traded index shares that track the Standard & Poor's 500(R) Index; (b) between 20% and 60% in exchange traded index shares that track the Nasdaq-100 Index(R); and (c) between 20% and 60% in exchange traded index shares that track the Dow Jones Industrial Averages(TM).

         To track the target indexes, the Fund will attempt to remain fully invested as described in the preceding paragraph. The Fund may temporarily have assets in cash and other cash equivalents such as money market funds. The investment advisor may also, from time to time, select alternate exchange traded index shares to replace any that are currently invested in. In every such instance that a substitute trade index share is utilized, the securities invested in will measure the same general market as the trade of index that is replaced. The Fund will only invest in exchange traded index shares in which the investment advisor believes that the issuer of such shares is a "regulated investment company" under the Internal Revenue Code of 1986, as amended. See "Taxation of the Fund and its Shareholders."

         The investment advisor intends to manage the Fund to remain within its target asset allocation by adjusting the asset allocation of the Fund on a quarterly basis, and does not intend to trade actively among the exchange traded index shares or intend to attempt to capture short-term market opportunities. Generally, the Fund will sell securities only to respond to redemption requests or to adjust the number of shares held to maintain the Fund's target asset allocation or to adjust the asset allocation as described above. The turnover rate of the portfolio in which the Fund invests could affect the Fund's future returns. Generally, the greater the portfolio turnover (the volume of buying and selling by the Fund), the greater the impact that brokerage commissions and other transaction costs have on the Fund's return. High turnover rates are more likely to generate capital gains that must be distributed to shareholders as income subject to taxes.

         The Fund may hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds temporarily for defensive purposes or to assist in meeting shareholder redemptions.

DESCRIPTION OF EXCHANGE TRADED INDEX SHARES

         The exchange traded index shares to be invested in by the Fund currently consist of shares in a unit investment trust. Each such trust acquires and holds either:

(a) shares of all of the companies that are represented by the applicable index in the same proportion that is represented in the indexes themselves or

(b) shares of a sampling of the companies that are represented by the applicable index in a proportion that is meant to track the performance of the entire index.

         The stock holdings of the trust representing each index share are held by a trustee and units in that trust that are issued to investors trade at a fraction of the price of the applicable index.

         The purpose of these unit investment trusts is to track as closely as possible the performance of the designated index by tracking the overall performance of the companies comprising the applicable index. As a result, these trusts are passively managed to reduce transaction costs associated with the frequent purchase and sale of securities. As an investor in the trusts, the Fund purchases an index share or shares that is comprised of all or a representative sample of the companies that are in the index. An index trust has operating expenses and transaction costs, while a market index does not. Therefore, an index trust, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.

         Generally, the trusts will only issue exchange traded index shares in specified large-sized minimum numbers. However, the purchase and sale of index traded shares occurs most frequently in the secondary trading market on the securities exchange in lots of any size. Unlike a share in a mutual fund that is repriced at net asset value once a day, the shares of these unit investment trusts are listed for trading on a stock exchange and are bought and sold in the secondary market like ordinary shares of stock at any time during the trading day.

See "Valuing Fund Shares--Net Asset Value."

         For example, the American Stock Exchange has multiple exchange traded index shares listed that are actively traded. Standard & Poor's Depositary Receipts(R) trade under the symbol "SPY" and track the Standard & Poor's 500(R) Index. Nasdaq-100 TrustSM trades under the symbol "QQQ" and tracks the performance of the Nasdaq-100(R) Index. Finally, the DiamondsSM Trust, Series 1 trades under the symbol "DIA" and tracks the performance of the Dow Jones Industrial AverageSM. Other similar exchange traded index shares are now exchange listed and more may be listed in the future.

         In connection with its investment in exchange traded index shares, the Fund will incur various costs that you will ultimately bear. The Fund may realize capital gains when index shares are sold and the purchase and sale of the exchange traded index shares include a brokerage commission. In addition, the Fund is subject to the other fees as an investor in a unit investment trust. Generally, those fees include the fees of investing in a mutual fund, including but not limited to trustees fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the net asset value of the unit trust and, the exchange traded index shares representing a beneficial interest therein.

INVESTMENT RISKS

         Many factors affect the Fund's performance. The share price of the Fund changes daily based on the performance of the exchange traded index shares in which it invests. The ability of the Fund to meet its investment objective is directly related to its target asset allocation among the three indexes and the ability of indexes to meet the investment objectives of the Fund.

         The Fund is also subject to the following principal risks:

o LOSS OF MONEY:  You can lose money on your investment.

o STOCK MARKET RISK: Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different segments of the market can react differently to these developments. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o INDIVIDUAL SECURITIES RISK: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

o CONCENTRATION RISK: An investment in certain index traded shares may be more heavily weighted in the technology sector such as the Nasdaq-100 Index(R). Rapid changes in technology stocks may translate into increased volatility of the Fund's shares.

o EXCHANGE TRADED INDEX SHARES RISK: The Fund may not be able to sell exchange traded index shares during any period in which the applicable exchange halts trading in such shares. The applicable exchange may halt trading as the result of the activation of market-wide "circuit-breakers" or whatever officials of the applicable exchange determine is appropriate in the interest of a fair and orderly market or to protect investors. The exchange traded index shares may fail to meet new listing requirements and may be delisted.

o NON-DIVERSIFICATION RISK: The Fund is a non-diversified fund, because the Fund may invest up to all of its assets in the index traded shares of as few as three unit investment trusts. A decline in the value of any of these trusts as a result of a decline in the related indexes would have a greater effect on the Fund than if the Fund invested its assets in a greater number of indexes or issuers.

         In response to market, economic, political or other conditions, the investment advisor of the Fund may temporarily use a different investment strategy for defensive purposes. If the investment advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

INVESTMENT ADVISOR

INVESTMENT ADVISOR

         The investment advisor to the Fund, Everest Funds Management, LLC is located at 5711 S. 86th Circle, Omaha, Nebraska 68127. The investment advisor, a Delaware limited liability company, serves as investment advisor to the Fund and is responsible for handling the business and the day-to-day operations of the Fund. As of the date of this prospectus, the only discretionary assets under management of the investment advisor are the assets of the Fund.

         In exchange for its services, the investment advisor is entitled to receive a management fee from the Fund, calculated daily and payable monthly, equal to 0.50% of the average daily net assets of the Fund. No sales charges or commissions are payable in connection with the sale of the Fund's shares. The expenses incurred in the sale of Fund shares, including advertising and promotion, are included among the organizational expenses which will be paid by the investment advisor of the Fund.

SUB-ADVISOR

         Pursuant to a sub-advisory agreement (the "sub-advisory agreement") between the investment advisor and Pflug Investment Management, Inc. (the "sub-advisor"), the sub-advisor will provide certain advisory services to the Fund.

         Pursuant to the sub-advisory agreement with the sub-advisor, the sub-advisor will be paid directly by the investment advisor and, while the ultimate responsibility for the day-to-day operations of the Fund remains with the investment advisor, the sub-advisor will develop and maintain an investment program for the Fund and will make investment decisions for all of the assets of the Fund and will place all orders for the purchase and sale of securities, all on behalf of the Fund.

         In exchange for its services to the investment advisor, the sub-advisor is entitled to receive a management fee from the investment advisor, calculated daily and payable monthly, equal to 0.15% of the average daily net assets of the Fund.

PORTFOLIO MANAGER

         The portfolio manager of the Fund is Douglas M. Larson, the Chief Investment Officer of the investment advisor. The portfolio manager is primarily responsible for the day-to-day management of the Fund's portfolio. From June 1999 through April 2000, Mr. Larson served as a Vice President and Senior Trust Officer of Commercial Federal Bank in Omaha, Nebraska, before which he served as Senior Vice President and Senior Trust Officer at Marquette Bank from April 1996 through June 1999. Prior to that, Mr. Larson served as a Trust Department Manager and Trust Officer in two community banks in central Iowa.

         While the portfolio manager has the ultimate discretion over the day-to-day administration of the Fund, pursuant to the sub-advisory agreement, the sub-advisor will develop and maintain an investment program for the Fund and will make investment decisions for all of the assets of the Fund and will place all orders for the purchase and sale of securities, all on behalf of the Fund. The portfolio manager of the sub-advisor is Thomas
F. Pflug. Mr. Pflug has acted as the president of the sub-advisor since its incorporation in Nebraska in 1992 and was a vice-president with Wallace R. Weitz & Co., an investment advisor in Nebraska, from 1989 through 1992.

VALUING FUND SHARES--NET ASSET VALUE

         The Fund is open for business each day the New York Stock Exchange is open. The value of a single share of the Fund is the net asset value per share (the Fund's "net asset value"), that is calculated by dividing the net assets of the Fund by the total number of outstanding shares of the Fund. The Fund normally calculates the Fund's net asset value as of the close of business of the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day when the New York Stock Exchange is open. However, the net asset value may be calculated earlier if trading on the New York Stock Exchange is restricted or as permitted by the Securities and Exchange Commission. The Fund's assets are valued as of this time for purposes of computing the Fund's net asset value.

         To the extent that the Fund's assets are traded in other markets on days in which the New York Stock Exchange is closed, the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days in which the Fund is open for business.

         The assets of the Fund consist primarily of exchange traded index shares which are all traded on a stock exchange. Unlike shares of the Fund that are only valued once a day, these exchange traded index shares are valued on an ongoing basis on the basis of market quotations.

         To the extent the Fund obtains securities for which market quotations are not readily available, those securities are valued on the basis of information furnished by a pricing service or services, approved by the Fund's board of trustees, which furnishes the investment advisor with valuations based in each case upon information concerning market transactions and quotations from recognized securities broker-dealers. The methods used by such pricing service and the valuations so established are reviewed regularly by officers of the Fund under the general supervision of its board of trustees. The use of such service by the Fund is the method selected by the Fund's board of trustees for obtaining a fair determination of the value of securities for which quotations are not readily available.

         If market quotations or information furnished by a pricing service is not available for an exchange traded index share or if the value of a security held by an exchange traded index share has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Fund's board of trustees believes accurately reflects fair value. A securities valuation may differ depending on the method used for determining value.

PURCHASING FUND SHARES

         Shares of the Fund may be purchased by check, by wire transfer of funds through a bank or through one or more brokers authorized by the Fund to receive purchase orders. The minimum initial investment is $10,000. Investments may be made in any amount in excess of the minimum and subsequent investments may be in any amount.

         The Fund's shares are sold on a continuous basis without a sales charge at a price which is the Fund's net asset value calculated after a purchase order is received in proper form. For a complete explanation of how Fund's net asset value is calculated, see "VALUING FUND SHARES--NET ASSET VALUE."

         Short-term or excessive trading into and out of the Fund may harm performance by disrupting management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from investors who, in the investment advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.

         The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. The Fund has the right to limit the amount of purchases and to refuse to sell shares to any person.

PURCHASES BY CHECK

         You may purchase initial shares by mailing a completed account application form together with a check payable to "Everest Series Funds Trust" for the amount you wish to invest in the Fund or for subsequent purchases in the Fund. The mailing address is as follows:

REGULAR MAIL                               OVERNIGHT MAIL
Everest Series Funds Trust                 Everest Series Funds Trust
Everest Index3 Fund                        Everest Index3 Fund
c/o Firstar Mutual Funds Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

         For subsequent purchases, you should write your account number on the check, and enclose the stub portion of the most recent confirmation statement received from the Fund. If your check does not clear, your purchase will be canceled and you will be charged a fee of $25 by Firstar Mutual Fund Services, LLC, the Fund's transfer agent.

PURCHASES BY WIRE

         You may purchase shares by wiring federal funds to Firstar Mutual Funds Services, LLC, the Fund's transfer agent (the "transfer agent"). Prior to an initial investment, you should call toll free (___) ____-_____ to obtain a shareholder account number and instructions.

         You should then instruct your bank to wire transfer the intended investment amount in federal funds to:

         Firstar Bank, N.A.
         Milwaukee, WI 53202
         ABA # 042000013
         Credit:  Firstar Mutual Fund Services, LLC
         Account # 112-952-137
         Further Credit:  Everest Series Funds Trust, Everest Index3 Fund.
                           (your name or the title on the account)
                           (your account #)

         You should send a completed account application form to the Fund's transfer agent before withdrawals can be handled.

PURCHASES THROUGH AN AUTHORIZED BROKER

         The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are further authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. A purchase order will be deemed to be received by the Fund when an authorized broker, or, if applicable, a broker's authorized designee, receives such order.

AUTOMATIC INVESTMENT PLAN

         Under the Fund's automatic investment plan ("automatic investment plan"), you may purchase additional shares automatically on a periodic basis by electronic funds transfer from a checking account, if the bank which maintains the account is a member of the Automated Clearing House, or by preauthorized checks drawn on your bank account. You may, of course, terminate the program at any time. The automatic investment plan application contains the requirements applicable to this program. In addition, you may obtain more information concerning this program from their broker-dealers or from the distributors.

         The market value of the Fund's shares is subject to fluctuation. Before undertaking any plan for systematic investment, the investors should keep in mind that such a program does not assure a profit or protect against a loss.

SELLING (REDEEMING) FUND SHARES

         You may redeem the Fund's shares at a price equal to the next determined net asset value after the Fund's transfer agent receives your redemption request in proper form minus, if applicable, the short-term trading fee discussed in the next paragraph.

         The Fund will deduct a short-term trading fee of 0.50% from the redemption amount if you sell your shares after holding them less than 90 days. The short-term trading fees are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in the Fund asset levels and cash flow caused by short-term shareholder trading. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

REDEMPTION BY MAIL

         You may redeem Fund shares by sending a written redemption request to the Fund's transfer agent. The redemption request should state the name of the Fund, the name(s) on your account, your account number and the dollar amount or number of shares to be redeemed. The signature, whether on the written request or on a stock power, must either be signed exactly as the shareholder name(s) appears on the account statement, including fiduciary capacity (e.g., Trustee, Guardian) or, in the case of a change of address or if the name is different from the account statement, must be guaranteed by an authorized person of a commercial bank or a member firm of the New York Stock Exchange. The Fund's transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, personal representatives, trustees, guardians and other fiduciaries. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase requests, or redemption request in the mail or use other delivery services, or if your documents are simply in the transfer agent's post office box, that does not mean that the transfer agent or the Fund actually received those documents.

         Send your redemption requests to:

REGULAR MAIL                              OVERNIGHT MAIL
Everest Series Funds Trust                Everest Series Funds Trust
Everest Index3 Fund                       Everest Index3 Fund
c/o Firstar Mutual Funds Services, LLC    c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 East Michigan Street
Milwaukee, WI 53201-0701                  Milwaukee, WI 53202

         Redemption proceeds are normally mailed on the next business day following receipt of a redemption request in proper form but in no event later than seven days following receipt of such requests.

REDEMPTION BY TELEPHONE

         You may redeem Fund shares by telephone if the appropriate section on the account application form has been completed. You may request redemptions by telephoning the Fund's transfer agent at (___) ___-____ and arranging for the proceeds to be wire transferred to a previously designated bank account if all of the following conditions are met:

(a) A telephone redemption authorization included in the account application form is on file with the Fund before the redemption request is placed. See the appropriate section on the account application form. This authorization requires designation of a bank account to which the redemption payment is to be wired. The proceeds will not be wired to other than the designated bank account.

(b If you did not establish the telephone redemption privilege or wishes to change the bank account to which the redemption payment is to be wired, you must provide the Fund with a signed, signature guarantee request designating the change.

(c) No shares to be redeemed by telephone may be represented by certificates.

         Redemption is consummated at the net asset value in effect at the close of business of the day the redemption request is received if received prior to 1:00 p.m. New York time. Shares purchased by a personal check cannot be redeemed by telephone until the check has cleared the bank, which may take up to 15 days. Accordingly, if this restriction is of concern to you, consider making your purchases by wire transfer.

         If transfer is requested by telephone in accordance with the procedures described above, payment will be by wire transfer to the bank account designated on the account application form. The telephone redemption procedure may be modified or terminated at any time by the Fund or the transfer agent.

         The transfer agent's charges for each such wire transfer, currently $12.00, will be deducted from the proceeds of the redemption. Apart from the charge imposed by the Fund's transfer agent for effecting a redemption payment by a bank wire transfer and, if applicable, the short-term trading fee described previously in this section, neither the Fund nor the transfer agent imposes a redemption fee. If you use the services of a broker-dealer to process your redemption requests, the broker-dealer may charge a fee for such services.

DISTRIBUTIONS

         Generally, the Fund will declare dividends of net investment income annually. If such day falls on a weekend or holiday on which the New York Stock Exchange is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation of the Fund.

         Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.

         The Fund intends to qualify as a regulated investment company for federal income tax purposes and intends to make additional distributions to the minimum extent necessary to distribute the entire annual investment company taxable income of the Fund, plus any net capital gains and to avoid imposition of the excise tax imposed by the Internal Revenue Code of 1986, as amended. The additional distributions, if needed, would consist of the following:

(a) an increase in distribution scheduled for January to include any amount by which the estimated Fund investment company taxable income and net capital gains for a fiscal year exceeds the amount of Fund taxable income previously distributed with respect to such year, or, if greater, the minimum amount required to avoid imposition of such excise tax;

(b) a distribution soon after actual annual investment company taxable income and net capital gains of the Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made; or

(c) if, in the reasonable discretion of the investment advisor, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

         Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

TAXATION OF THE FUND AND ITS SHAREHOLDERS

         As with any investment, your investment in the Fund could have tax consequences for you.

TAXES ON DISTRIBUTIONS

         Distributions that you receive from the Fund are subject to federal income tax, and may also be subject to state or local taxes. For federal tax purposes, the Fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while the Fund's distributions of long-term capital gains are taxable to you generally as capital gains.

         If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

         Any taxable distributions you receive from the Fund will normally be taxable to you when you receive them, regardless of your distributions.

TAXES ON TRANSACTIONS

         Your redemptions may result in a capital gain or loss for federal income tax purposes. A capital gain or loss on your investment in the Fund generally is the difference between the cost of your shares and the price you receive when you sell them.

FINANCIAL HIGHLIGHTS

         Because the Fund has no operating history, there are no financial highlights available at this time.

GENERAL INFORMATION

         No person has been authorized to give any information or to make any representations other than those which may be contained in this prospectus and in the Fund's official sales literature made in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer in any State in which, or to any person to whom, such offer may not lawfully be made.

EVEREST INDEX3 FUND
A series of Everest Series Funds Trust
5711 S. 86th Circle
Omaha, NE 68127

         This prospectus is intended to set forth in a clear and concise manner information about the Fund that you should know before investing and should be retained for future reference.

         A Statement of Additional Information dated __________, 2000, provides a further discussion of certain matters covered by this prospectus and other information about the Fund has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. The Fund will also file an annual report and a semi-annual report with the Commission that include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         A copy of the Statement of Additional Information is available without charge from the Fund at the address and telephone number shown below. All shareholder inquiries and requests for other information about the Fund can also be made to the following address and telephone number:

                           Everest Series Funds Trust
                           Everest Index3 Fund
                           c/o Firstar Mutual Fund Services, LLC
                           P.O. Box 701
                           Milwaukee, WI 53202-0701

         Information about the Fund, including the Statement of Additional Information can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                              Investment Company Act File No. __________________




The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. We may not sell these securities until that registration statement becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 Dated ___, 2000

                  Subject to completion, dated August 14, 2000

                               EVEREST INDEX3 FUND
                   A Series of the Everest Series Funds Trust

         This Statement of Additional Information ("SAI") relates to Everest Index3 Fund, which is a series of Everest Series Funds Trust, a registered open-end management investment company, or mutual fund. This SAI is not a prospectus and is intended to supplement the information provided to investors in the prospectus dated ___________, 2000 (the "Prospectus") of the Everest Index3 Fund (the "Fund"). Copies of the Fund's Prospectus may be obtained by writing the Fund at Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling the Fund at (800) ___-____.

                        ---------------------------------
                                TABLE OF CONTENTS
                        ---------------------------------
                                                                            PAGE

Organization of the Trust and the Fund.........................................1
Investment Strategies and Risks................................................1
Management of the Trust........................................................6
Investment Advisor.............................................................8
Underwriter....................................................................9
Service Providers..............................................................9
Portfolio Transactions........................................................10
Purchasing Fund Shares........................................................11
Valuing Fund Shares--Net Asset Value..........................................12
Selling (Redeeming) Fund Shares...............................................12
Tax Considerations............................................................13
Distribution of Fund Shares...................................................17
Calculation of Performance Data...............................................18
Financial Statements..........................................................18


ORGANIZATION OF THE TRUST AND THE FUND

         Everest Series Funds Trust (the "Trust") is an open-end management investment company, or mutual fund, organized as a Delaware business trust on August 11, 2000. The Fund is one of a series that may be formed by the Trust. The Fund is a non-diversified series and has its own investment objectives and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time.

         The Trust is authorized to issue an unlimited number of interests (or shares). Shares of the Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

         Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders

INVESTMENT STRATEGIES AND RISKS

         The following discussion supplements the description of the Fund's investment strategies, risks and management policies set forth in the "Investment Objectives," "Principal Investment Strategies" and the "Principal Investment Risks" sections of the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

FUNDAMENTAL INVESTMENT LIMITATIONS

         The Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without approval by the holders of a majority of the outstanding voting shares of the Fund. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of the majority of the outstanding voting securities" means the lesser of the vote of
(a) 67% or more of the Fund's shares at a shareholders' meeting where more than 50% of the outstanding shares are represented in person or by proxy or (b) more than 50% of the Fund's shares. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

         The following are the Fund's fundamental investment limitations set forth in their entirety. Without approval by a vote of the majority of the outstanding voting securities of the Fund, the Fund may not:

(1) Modify the principal investment strategy of the Fund, that requires the Fund to invest not less than 20% and not more than 60% of the Fund assets in exchange traded index shares of issuers that are unaffiliated with the Fund and that track the performance of each of (i) Standard & Poor's 500(R) Index, (ii) Nasdaq-100 Index(R) and (iii) the Dow Jones Industrial AverageSM except (x) as provided herein under "--Non-Principal Investment Strategies and Risks." Notwithstanding the foregoing, the Fund may select alternate exchange traded index shares of issuers that are not affiliated with the Fund to replace any that are currently invested in. In every such instance that a substitute trade index share is utilized, the securities invested in will measure the same general market as the current trade index. The Fund will only invest in exchange traded index shares in which Everest Funds Management, LLC, the investment advisor to the Fund (the "Investment Advisor") believes that the issuer of such shares is a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). See "Tax Considerations."

(2) Issue senior securities, except in connection with an insurance program established by the Fund pursuant to an exemptive order issued by the Securities and Exchange Commission (the "Commission") or as otherwise permitted under the 1940 Act.

(3) Purchase securities or mak investments other than in accordance with its investment objective and policies.

(4) Purchase securities if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry. Investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation. For purposes of this limitation, there is no limitation on the purchase of securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

(5) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (as that term is defined in the Code) (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Fund's assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(6) Make loans to others, if, as a result, of such loan more than 33 1/3% of the Fund's total assets are lent to other parties, except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies.

(7) Borrow money or enter into reverse repurchase agreements, except that the Fund may borrow money from banks for temporary or emergency (not leveraging) purposes, including to fulfill redemption requests which might otherwise require the untimely disposition of securities, in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

(8) Invest in real estate or physical commodities unless acquired as a result of ownership of securities or other instruments or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

(9) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of Fund securities.

(10) Except as otherwise provided in Section 12(d) of the 1940 Act and any rules promulgated thereunder, purchase or otherwise acquire securities that are issued by another investment company if, after such acquisition, the Fund and all affiliated persons of the Fund would own more than 3% of the total outstanding stock of the acquired company.

(11) Offer or sell any of its shares through a principal underwriter or otherwise at a public offering price which includes a sales load of more than 1.5% pursuant to section 12(d) 1-(f).

(12) Purchase or maintain any position in a securities-related issuer except in the approximate proportion that the issuer's stock is represented in the relevant index in which the Fund invests through exchange traded index shares, except insofar as may be necessary for the Fund to retain its status as a "regulated investment company" under the Code.

(13) Purchase or maintain a general partnership interest or a security issued by the Fund's investment advisor, promoter, or principal underwriter, or any affiliated company's investment advisor, promoter, or principal underwriter, or any affiliated person of such investment advisor, promoter, or principal underwriter.

         Along with the Fund's own regulations of borrowing money from a bank in paragraph (7) above, the 1940 Act limits the ability of the Fund to borrow money from a bank. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from borrowing from a bank unless there is an asset coverage of 300% for all borrowings. However, for an open-end investment company that elects to commit itself to pay in cash all requests for redemption pursuant to Rule 18f-1 of the 1940 Act, that investment company is exempt from the requirements of
Section 18(f)(1) to the extent necessary to enable it to effectuate cash redemptions. The Fund has made such an election to pay all redeemed shares in cash and, is therefore not subject to Section 18(f)(1).

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

         In addition to the principal investment strategies that are set forth under the "Investment Objectives," "Principal Investment Strategies" and the "Principal Investment Risks" sections of the Prospectus, the Fund has various additional investment policies.

         CASH MANAGEMENT; TEMPORARY DEFENSIVE POLICIES. The Fund may hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds temporarily for defensive purposes or to assist in meeting shareholder redemptions.

         REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the commercial bank, broker or dealer which the Investment Advisor believes to be financially sound who agrees to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate, within a specified time. The seller usually agrees to repurchase the securities within a week, but, on occasion, agrees to repurchase at a later time. The value of the underlying securities will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Fund will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent for the Fund.

         The use of repurchase agreements involves certain risks. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

         REVERSE REPURCHASE AGREEMENTS. The Fund may invest in reverse repurchase agreements, where a Fund sells a security to a bank, broker or dealer in return for cash and agrees to repurchase that security at an agreed upon price and time. The Fund will only enter into repurchase agreements in which the creditworthiness of the parties has been reviewed and found satisfactory by the Investment Advisor. These transaction may increase the fluctuation in the market price of the assets of the Fund.

         FUTURES/OPTIONS TRANSACTIONS. The Fund may use futures as a substitute for a comparable market position in the underlying securities and may purchase and write options thereon. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

         Upon exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

         Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.

         The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission. In addition, the Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash or high quality money market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

         SECURITIES LENDING. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

         In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Investment Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Fund does not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

         BORROWING. As a fundamental policy, the Fund is permitted to borrow to the extent permitted under the 1940 Act. However, the Fund currently intends to borrow money for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

         ILLIQUID SECURITIES. The Fund may not invest in securities as to which a liquid trading market does not exist.

         U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

         Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

MANAGEMENT OF THE TRUST

         TRUSTEES AND OFFICERS

         The Trust's board of trustees (the "Board of Trustees") supervises and manages the affairs of the Fund. In accordance with Delaware's Business Trust Act, a trustee of the Trust is responsible for performing his or her duties in good faith, in a manner such trustee reasonably believes to be in the best interests of the Trust and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Trust is not required to hold annual shareholder meetings.

         The names, business addresses and ages of the directors and officers of the Trust together with information as to their principal business occupations during at least the past five years are shown below. Each director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

------------------------------------ -------------------- -----------------------------------------------------------------
        NAME, AGE, ADDRESS           POSITIONS WITH THE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
                                            TRUST
------------------------------------ -------------------- -----------------------------------------------------------------
*Vinod Gupta (54)                        President,           Founder of infoUSA Inc., a company that compiles and
5711 S. 86th Circle                  Chairperson of the       updates the proprietary databases of 12 million businesses
Omaha, NE 68127                        Board, Trustee         and 200 million consumers in the United States and Canada;
                                        Treasurer and         Chairman of the Board of infoUSA Inc. since 1972 and Chief
                                          Secretary           Executive Officer from 1972 until September 1997 and since
                                                              August 1998.
------------------------------------ -------------------- -----------------------------------------------------------------
*Thomas F. Pflug (42)                      Trustee            President of Pflug Investment Management, Inc., investment
14441 Dupont Court                                            advisor, since its organization in April of 1992.  Mr.
Omaha, NE 68144                                               Pflug previously was the Vice-President of Wallace R. Weitz
                                                              & Co. from May of 1989 through April of 1992.
------------------------------------ -------------------- -----------------------------------------------------------------
Harold W. Andersen (77)                    Trustee            Contributing editor and newspaper executive with the Omaha
5711 S. 86th Circle                                           World-Herald from 1946 to the present where he has served
Omaha, NE 68127                                               as director, president and chairman of the board of
                                                              directors.
------------------------------------ -------------------- -----------------------------------------------------------------
Richard M. Krasno (58)                     Trustee            President of the Monterey Institute of International
P.O. Box 3858                                                 Studies since 1989.  From 1981 to 1998, Mr. Krasno served
Chapel Hill, NC 27515                                         for the Institute of International Education as its
                                                              President-Chief Executive Officer from 1983 to 1998
                                                              and as an Executive Vice President and its Chief Operating
                                                              Officer from 1981  to 1983.
------------------------------------ -------------------- -----------------------------------------------------------------
Terence R. McAuliffe (43)                  Trustee            Chairman of American Heritage Trust, a premier builder of
7527 Old Dominion Dr.                                         single-family homes in Central Florida and is the President
McLean VA 22102                                               and CEO of several real estate related entities and is on
                                                              the Boards of Directors of several private companies.
------------------------------------ -------------------- -----------------------------------------------------------------

         * Vinod Gupta is an "interested person" of the Fund, as defined in the 1940 Act. He serves as the President of the Investment Advisor of the Fund.

         * Thomas F. Pflug is also an "interested person" of the Fund, as defined in the 1940 Act. He is the President of the Sub-Advisor of the Fund.

         Trustees of the Trust who are not "interested persons" of the Fund are not paid by the Fund, but are reimbursed for expenses incurred in attending meetings of the Board of Trustees. None of the trustees of the Trust or the highest paid executives received over $60,000 in compensation.

         The Trust, the Investment Advisor and the principal underwriter of the Fund have all adopted codes of ethics under Rule 17j-1 promulgated under the Investment Company Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

MANAGEMENT OWNERSHIP

As of ________, 2000, for organizational purpose only, Vinod Gupta, President and sole shareholder of the Investment Advisor, owned 100% of the outstanding shares of the Fund.

INVESTMENT ADVISOR

         Everest Funds Management, LLC, a Delaware limited liability company, is the Investment Advisor to the Fund. The Investment Advisor is under the control of Vinod Gupta, who has voting control and is the sole manager of the Investment Advisor. Vinod Gupta is also the Chairperson of the Board of Trustees, the President, the Treasurer and the Secretary of the Fund. Vinod Gupta is the founder of infoUSA Inc., a company that compiles and updates proprietary databases of 12 million businesses and 200 million consumers in the United States and Canada. Mr. Gupta has been Chairman of the Board of infoUSA Inc. since its incorporation in 1972 and has served as its Chief Executive Officer from the time of its incorporation in 1972 until September 1997 and since August 1998.

         Under the Advisory Agreement between the Trust and the Investment Advisor, dated as of _____ ___, 2000 (the "Advisory Agreement"), and subject to the control of the Board of Directors, the Investment Advisor manages the day-to-day operations of the Fund, including overseeing the purchases and sales of Fund securities consistent with the Fund's investment objectives and policies. In addition, the Investment Advisor is responsible for overseeing the administration of the Fund's daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, notices of all shareholders' meetings and providing sufficient office space, storage, telephone services and personnel to accomplish these responsibilities. The Advisory Agreement provides that the Investment Advisor may enter into sub-advisory agreements but that the ultimate responsibility for managing the assets of the Fund rests with the Investment Advisor. The Board of Directors of the Fund approved the Advisory Agreement, by unanimous vote, on ________ __, 2000 in the manner required by the 1940 Act.

         The Advisory Agreement provides that the Investment Advisor will not be liable to the Fund for any error of judgment or mistake of law, or for any loss suffered by the Fund or its shareholders in connection with matters to which the Advisory Agreement relates, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

         In exchange for its services, the Investment Advisor is entitled to receive a monthly management fee from the Fund, based on the average of the net asset value of the Fund as determined as of the close of each business day of the month equal to 0.50% of the average daily net assets of the Fund. From the inception of the Fund, the Investment Advisor has been paid a total of $0.

         Pursuant to the Sub-Advisory Agreement between the Investment Advisor and the Sub-Advisor, the Sub-Advisor will provide certain advisory services to the Fund, subject to the control of the Investment Advisor and the Board of Trustees. While the ultimate responsibility for the day-to-day operations of the Fund remain with the Investment Advisor, the Sub-Advisor will develop and maintain an investment program for the Fund and will make investment decisions for all of the assets of the Fund and will place all orders for the purchase and sale of securities, all on behalf of the Fund. The Sub-Advisor will pay all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost of securities (including brokerage commission, if any) purchased for the Fund.

         The Sub-Advisory Agreement provides that the Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, its shareholders or by the Investment Advisor in connection with the matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement.

         The Fund is responsible for paying all its expenses other than those assumed by the Advisor incurred in the operation of the Fund and any public offering of the Fund's shares, including, among others, interest, taxes, brokerage fees and commissions, fees, if any, of the trustees who are not employees of the Investment Advisor, or any of their affiliates, expenses of trustees and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of redemption of Fund shares, expenses of issue and sale of Fund shares, expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, advertising promotional expenses in connection with the distribution of the Fund shares, including paying for prospectuses for new shareholders, charges of custodian, transfer agent, dividend disbursing agent, accounting services agent, investor servicing agent, and bookkeeping, auditing, and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

         The Advisory Agreement and the Sub-Advisory Agreement will continue in effect from year to year if such continuance is approved in the manner required by the 1940 Act (i.e., (a) by a vote of a majority of the Board of Trustees or of the outstanding voting securities of the Fund and (b) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or the Sub-Advisory Agreement, as applicable, or interested persons of any such party), and if the Investment Advisor shall not have notified the Fund at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Advisory Agreement or the Sub-Advisory Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Investment Advisor or the Sub-Advisor, as applicable, and will terminate automatically in the event of its assignment, as applicable.

UNDERWRITER

         Quasar Distributors, LLC is the principal underwriter (the "Underwriter") and the general distributor of the shares of the Fund pursuant to a Distribution Agreement among the Underwriter, the Trust and the Investment Advisor dated as of _________ __, 2000 (the "Distribution Agreement"). The Underwriter is an affiliate of Firstar Mutual Fund Services, LLC. The Distribution Agreement was approved by the Board of Directors of the Trust, on ___________ __, 2000 in the manner required by the 1940 Act. See "Management of the Fund--Trustees and Officers."

SERVICE PROVIDERS

         The Trust entered into a series of agreements whereby certain parties will provide various services to the Fund.

         Firstar Mutual Fund Services, LLC ("Firstar") will provide accounting and administrative services and shareholder servicing to the Fund as transfer agent and dividend disbursing agent. Firstar's address is 615 E. Michigan Street, Milwaukee, Wisconsin, 53202. The services to be provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of Shares sold in each State for "Blue Sky" purposes and assistance in the preparation of the Fund's registration statement under federal and state securities laws.

         As compensation for these services, the Fund pays Firstar reasonable out-of-pocket expenses plus fees pursuant to ______ based on the average net assets of the Fund.

         Pursuant to the Fulfillment Servicing Agreement between Firstar and the Fund, Firstar will also provide fulfillment services to the Fund, including shareholder and prospective shareholder customer service.

         Firstar Bank, N.A., an affiliate of Firstar, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of _______ __, 2000 ("Custody Agreement"), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.

         Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between Firstar and the Company, Firstar also performs certain administrative and tax reporting functions for the Fund, including preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Fund's expense accruals and performing securities valuations and, from time to time, monitoring the Fund's compliance with the Fund's investment objective and restrictions. Pursuant to the Fund Administration Servicing Agreement, Firstar is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the Fund's average net assets at an annual rate of ___ of __% of average net assets.

   ___________ acts as legal counsel to the Fund.

   ____________________ is the auditor of the Trust.

PORTFOLIO TRANSACTIONS

         Subject to the review of the Investment Advisor, the Sub-Advisor will be authorized to allocate the Fund's securities transactions to the Underwriter and to other broker-dealers who help distribute the Fund's shares. In connection with its duties to arrange for the purchase and sale of portfolio securities, the Sub-Advisor will select such broker-dealers who will, in the Sub-Advisor's judgment, implement the Fund's policy to achieve best execution at the best available price. Consistent with the rules of the National Association of Securities Dealers, Inc., the Sub-Advisor will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board of Trustees may determine.

         When allocating transactions to broker-dealers, the Sub-Advisor is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Investment Advisor determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Sub-Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Sub-Advisor is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and (b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Sub-Advisor as its investment advisor or having the same sub-manager, administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Fund to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund or other accounts of the Sub-Advisor and that such research received by such other accounts may or may not be useful to the Fund.

         Any portfolio transaction may be executed through broker-dealers who are affiliated with the Fund, the Investment Advisor or the Sub-Advisor if, in the Sub-Advisor's judgment, the use of such affiliated brokers is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, the affiliated broker-dealer charges a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions. All transactions with affiliated broker-dealers will comply with Rule 17e-1 under the 1940 Act.

         Since the inception of the Fund, the Fund paid no brokerage commissions to a broker that is affiliated with the Fund, its Advisor, Sub-Advisor, or the Underwriter.

         The Investment Advisor will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Investment Advisor determines that a better price or execution may be obtained by paying such commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

         Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Underwriter, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereof. These conditions relate among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of the Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Fund's Board of Directors, including a majority of the Fund's Board of Directors who are not interested persons of the Fund as defined by the 1940 Act.

         The Board of Trustees will review quarterly the Investment Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

PURCHASING FUND SHARES

         As described in the prospectus, Shares of the Fund may be purchased by check, by wire transfer of funds through a bank or through one or more brokers authorized by the Fund to receive purchase orders. The minimum initial investment is $10,000. Investments may be made in any amount in excess of the minimum and subsequent investments may be in any amount.

         No stock certificates will be issued for the purchase of Fund Shares. Instead, an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account.

         The Fund has the right to limit the amount of purchases and to refuse to sell shares to any person.

VALUING FUND SHARES--NET ASSET VALUE

         The net asset value of the Fund will be determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange ("NYSE") is open for trading Monday through Friday except New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Put options are valued at the last sales price on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, put options are valued at the mean of the closing bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Investment Advisor and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

SELLING (REDEEMING) FUND SHARES

         Redemption proceeds are normally wired or mailed on the next business day following receipt of wired or telephoned instructions, but in no event later than seven days following receipt of such requests. Redemptions may be suspended or payment dates postponed more than seven days when (a) the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of the Fund's net assets, or (c) for such other periods as the Commission may by order permit for the protection of the Fund's shareholders.

         If you designate a savings and loan association as the bank to receive your telephone redemption proceeds, please note that if the savings and loan association is not a participant in the Federal Reserve System, redemption proceeds must be wired to a commercial bank which is a correspondent of the savings and loan association. You should discuss wire procedures and costs with their savings and loan association before completing the telephone redemption authorization on the account application form.

         Pursuant to an election by the Fund under Rule 18f-1 of the 1940 Act that was filed with the Securities and Exchange Commission on August 14, 2000, all redemptions will be made in cash.

         An investor will not receive interest on amounts represented by uncashed redemption checks.

TAX CONSIDERATIONS

         The following is a summary of certain tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         The Fund intends to file the requisite election and to satisfy all other requirements necessary to be characterized as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid ) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities, and other income, including but not limited to gains from options, futures or forward contracts, derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition, at the close of each quarter of the Fund's taxable year,
(a) at least 50% of the market value of the Fund's assets must be represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer (as contemplated by the Code), to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of its assets may be invested in the securities, other than United States government securities or securities of other regulated investment companies, of any one issuer (as contemplated by the Code) or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

         The Fund may engage in options and futures contracts. The Fund's transactions in index and interest rate futures contracts and options on these futures contracts (collectively "section 1256 contracts") will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in these transactions in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

         If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary Trust and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends eligible for the corporate dividends-received deduction, which are taxable to shareholders as ordinary income, even though those distributions might otherwise, at least in part, have been treated in the shareholders' hands as capital gain. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e. the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year, or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         The Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for Trusts only to the extent discussed below.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

         Under current legislation, the maximum rate of tax on long-term capital gains of individuals is 20% for long-term capital gains with respect to capital assets held for more than 12 months. Additionally, beginning after December 31, 2000, the maximum tax rate for capital assets with a holding period beginning after that date and held for more than five years will be 18%.

         Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon, except to the extent of any available capital loss carryovers, at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to Trusts to the extent of the amount of qualifying dividends received by the Fund from domestic Trusts for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under Sections 246(c)(3) and (4) of the Code; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under
Section 246A of the Code. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund. In the case where the Fund invests all of its assets and the Fund satisfies the holding period rules pursuant to Section 246(c) of the Code, a corporate shareholder which satisfies the foregoing requirements with respect to its shares of the Fund should receive the dividends-received deduction.

         For purposes of the corporate alternate minimum tax ("AMT"), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a Trust's AMT. However, corporate shareholders of the Fund will generally be required to take the full amount of any dividend received from the Fund into account, without a dividends-received deduction, in determining its adjusted current earnings.

         Distributions by the Fund that do not constitute ordinary income dividends, or capital gain dividends will be treated as a return of capital to the extent of, and in reduction of, the shareholder's tax basis in his or her shares; any excess will be treated as gain from the sale of his or her shares, as discussed below.

         Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the amount of cash they could have received had they elected to receive the distribution in cash. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders, and made by the Fund, on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the federal income tax consequences of distributions made or deemed made during the year. In addition, if the Fund declares a dividend prior to the time prescribed by law for the filing of its return for year and distributes the amount of such dividend to its shareholders in the 12-month period following the close of the taxable year, but not later than the date of the first regular dividend payment made after such declaration, the dividend so declared and distributed shall, upon election by the Fund, be considered as having been paid during the taxable year, provided that the Fund makes required elections and provides proper notices.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (c) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a Trust or other exempt recipient.

SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from or treated as arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long- term capital gain or loss if the shares were held for longer than one year.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign Trust, or foreign partnership ("Foreign Shareholder"), depends on whether the income from the Fund is "effectively connected" with a United States trade or business carried on by such shareholder.

         If the income from the Fund is not effectively connected with a United States trade or business carried on by a Foreign Shareholder, dividends paid to a Foreign Shareholder from net investment income will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a Foreign Shareholder would generally be exempt from United States federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

         If the income from the Fund is effectively connected with a United States trade or business carried on by a Foreign Shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to United States federal income tax at the rates applicable to United States citizens or domestic Trusts.

         In the case of foreign noncorporate shareholders, the Fund may be required to withhold United States federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign Shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

STATE AND LOCAL TAX MATTERS

         Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a regulated investment company may pass through without restriction to its shareholders state and local income tax exemptions available to direct owners of certain types of United States government securities, such as United States Treasury obligations. Thus, for residents of these states, distributions derived from a Fund's investment in certain types of United States government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of United States government securities unless the regulated investment company holds at least a required amount of United States government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of United States government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased United States government securities directly. Shareholders' dividends attributable to the Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of United States government securities. To the extent that the Fund invests to a substantial degree in United States government securities that are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

EFFECT OF FUTURE LEGISLATION

         The foregoing general discussion of federal income tax consequences is based on the Code and the Treasury Regulations promulgated thereunder as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

DISTRIBUTION OF FUND SHARES

         The shares of the Fund are offered without a sales charge on a continuous, best efforts basis by Quasar Distributors, LLC, the Underwriter and general distributor of shares of the Fund.

         Pursuant to the Distribution Agreement, the Underwriter is entitled to compensation from the Fund in an amount equal to $_______. Since the inception of the Fund, the aggregate amount of underwriting commissions has been $0.

CALCULATION OF PERFORMANCE DATA

         The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include average annual total return figures.

AVERAGE ANNUAL TOTAL RETURN

         Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period, and is computed according to the following formula:

                                  P(1+T)n = ERV

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

        All performance figures are based on historical results and are not intended to indicate future performance.

FINANCIAL STATEMENTS

         Audited financial statements will be filed by a pre-effective amendment.




                         THE EVEREST SERIES FUNDS TRUST
                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) DECLARATION OF TRUST
     (i) Certificate of Trust 1
     (ii) Agreement and Declaration of Trust 1

(b) BYLAWS 1

(c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS-- Incorporated by reference to the Declaration of Trust and Bylaws.

(d) INVESTMENT ADVISORY AGREEMENTS
     (i) Form of Investment Advisory Agreement 1
     (ii) Form of Investment Sub-Advisory Agreement 1

(e) FORM OF UNDERWRITING AGREEMENT 1

(f) BONUS OR PROFIT SHARING CONTRACTS 3

(g) FORM OF CUSTODY AGREEMENT 1

(h) OTHER MATERIAL CONTRACTS
     (i) Form of Fund Administration Servicing Agreement 1
     (ii) Form of Transfer Agent Servicing Agreement 1
     (iii) Form of Fund Accounting Servicing Agreement 1
     (iv) Form of Fulfillment Servicing Agreement 1

(i) OPINION AND CONSENT OF COUNSEL 2

(j) CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS 2

(k) OMITTED FINANCIAL STATEMENTS 3

(l) AGREEMENT RELATING TO INITIAL CAPITAL 2

(m) RULE 12B-1 PLAN 3

(n) RULE 18F-3 PLAN 3

(o) RESERVED

(p) CODE OF ETHICS 2

1 Filed herewith.
2 To be filed by subsequent amendment.
3 Not applicable.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION.

         Reference is made to Article V of the Registrant's Declaration of Trust.

         Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

---------------------- ----------------------------- --------------------------------------------------------
                       Position with Everest Funds
        Name                 Management, LLC1                        Other Businesses, Etc.
---------------------- ----------------------------- --------------------------------------------------------
Vinod Gupta            President and Manager         Founder of infoUSA Inc., a company that compiles and
                                                     updates the proprietary databases of 12 million
                                                     businesses and 200 million consumers in the United
                                                     States and Canada; Chairman of the Board of infoUSA
                                                     Inc. since 1972 and Chief Executive Officer from 1972
                                                     until September 1997 and since August 1998.

Douglas M. Larson      Chief Investment Officer      From June, 1999 through April, 2000, Mr. Larson served
                                                     as a Vice President and Senior Trust Officer of
                                                     Commercial Federal Bank in Omaha, Nebraska, before
                                                     which he served as Senior Vice President and Senior
                                                     Trust Officer at Marquette Bank from April 1996
                                                     through June 1999.  Prior to that, Mr. Larson served
                                                     as a Trust Department Manager and Trust Officer in two
                                                     community banks in central Iowa.
---------------------- ----------------------------- --------------------------------------------------------

1The principal business address is 5711 S. 86th Circle, Omaha, Nebraska 68127.

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as principal underwriter for other open-end investment companies not yet under registration as of the date of filing.

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:


NAME AND PRINCIPAL                            POSITION AND OFFICES WITH QUASAR         POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                              DISTRIBUTORS, LLC                        REGISTRANT
--------------------------------------------- ---------------------------------------- ------------------------------
James R. Schoenike                            President, Board Member                  None
--------------------------------------------- ---------------------------------------- ------------------------------
Donna J. Berth                                Treasurer                                None
--------------------------------------------- ---------------------------------------- ------------------------------
James J. Barresi                              Secretary                                None
--------------------------------------------- ---------------------------------------- ------------------------------
Joe Redwine                                   Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------
Bob Kern                                      Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------
Paul Rock                                     Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------
Jennie Carlson                                Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

         (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.


                                             (2)                 (3)
                                       NET UNDERWRITING    COMPENSATION ON         (4)              (5)
                (1)                     DISCOUNTS AND      REDEMPTION AND       BROKERAGE          OTHER
   NAME OF PRINCIPAL UNDERWRITER          COMMISSION         REPURCHASES       COMMISSIONS      COMPENSATION
------------------------------------- ------------------- ------------------ ---------------- -----------------
------------------------------------- ------------------- ------------------ ---------------- -----------------
Quasar Distributors, LLC              None                None               None             None



ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

--------------------------------------------- ----------------------------------
Records Relating to:                          Are located at:
--------------------------------------------- ----------------------------------
Registrant's fund accountant, administrator   Firstar Mutual Fund Services, LLC
and transfer agent                            615 East Michigan Street
                                              Milwaukee, WI  53202
--------------------------------------------- ----------------------------------
Registrant's custodian                        Firstar Bank, N.A.
                                              425 Walnut Street
                                              Cincinnati, OH  45202
--------------------------------------------- ----------------------------------
Registrant's investment advisor               Everest Funds Management, LLC
                                              5711 S. 86th Circle
                                              Omaha, NE 68127
--------------------------------------------- ----------------------------------
Registrant's sub-investment advisor           Pflug Investment Management, Inc.
                                              14441 Dupont Court Suite 100
                                              Omaha, NE  68144

ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN  PARTS A AND B.

          Inapplicable

ITEM 30.  UNDERTAKINGS.

         The Fund hereby undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Fund intends to raise initial capital under Section 14(a)(3) of the Act.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha and State of Nebraska, on the 15th day of August, 2000.

                                                    EVEREST SERIES FUNDS, INC.


                                                     By:  /S/ VINOD GUPTA
                                                          ----------------------
                                                          Vinod Gupta, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on August 15, 2000.

SIGNATURE                   TITLE

/S/ VINOD GUPTA             President, Secretary, Treasurer,
---------------             Chairperson of the Board and
Vinod Gupta                 Trustee